Schedule of Investments

Quaker Impact Growth Fund
March 31, 2020 (Unaudited)

	Number of Shares or	Fair
	Par Value	Value
Long-Term Investments — 94.2%
Common Stocks — 90.4%

Communications — 22.6%
Broadcast Services/Programs — 0.8%
Discovery Inc. (a)	22,000	$385,880
Cable/Satellite TV — 2.0%
Comcast Corp.	28,000	962,640
E-Commerce/Products — 7.1%
Amazon.com Inc. (a)	1,727	3,367,166
Internet Content-Entertainment — 4.4%
Facebook Inc. Cl A (a)	12,611	2,103,515
Radio — 0.3%
Liberty Media Corp-Liberty SiriusXM (a)	4,300	136,267
Telephone-Integrated — 1.6%
AT&T Inc.	25,000	728,750
Web Portals/Internet Service Providers — 6.4%
Alphabet Inc. Cl A (a)	1,262	1,466,381
Alphabet Inc. Cl C (a)	1,328	1,544,212
		3,010,593
Total Communications (Cost $10,140,519)		10,694,811

Consumer, Cyclical — 5.5%
Athletic Footwear — 0.5%
adidas AG -SP-ADR f	2,000	222,940
Automotive/Truck Parts & Equipment-Original — 0.3%
Westport Fuel Systems Inc. (a) f	144,571	136,027
Distribution/Wholesale — 2.2%
IAA Inc. (a)	19,600	587,216
LKQ Corp. (a)	23,500	481,985
		1,069,201
Resorts/Theme Parks — 0.4%
Vail Resorts Inc.	1,400	206,794
Retail-Building Products — 0.6%
The Home Depot Inc.	1,435	267,929
Retail-Restaurants — 1.5%
Dave & Buster's Entertainment Inc.	9,000	117,720
Starbucks Corp.	8,844	581,404
		699,124
Total Consumer, Cyclical (Cost $3,818,882)		2,602,015

Consumer, Non-cyclical — 14.9%
Commercial Services-Financial — 1.0%
PayPal Holdings Inc. (a)	4,998	478,509
Diagnostic Equipment — 1.3%
Thermo Fisher Scientific Inc.	2,181	618,532
Drug Delivery Systems — 0.7%
Becton Dickinson and Co.	1,437	330,179
Medical Instruments — 2.6%
Edwards Lifesciences Corp. (a)	1,270	239,548
Intuitive Surgical Inc. (a)	854	422,909
Medtronic PLC f	6,222	561,100
		1,223,557
Medical Labs & Testing Services— 0.5%
Laboratory Corp. of America Holdings (a)	1,814	229,271
Medical Products — 1.8%
The Cooper Cos. Inc.	1,479	407,716
LivaNova PLC (a) f	3,000	135,750
Stryker Corp.	1,956	325,654
		869,120
Medical-Biomedical/Genetics — 2.4%
Amgen Inc.	3,285	665,968
MYOS RENS Technology Inc. (a)	142,452	129,631
Regeneron Pharmaceuticals Inc. (a)	722	352,546
		1,148,145
Medical-Drugs — 3.7%
Bristol-Myers Squibb Co.	16,560	923,054
Merck & Co Inc.	10,700	823,258
		1,746,312
Medical-Hospitals — 0.9%
HCA Healthcare Inc.	4,927	442,691
Total Consumer, Non-cyclical (Cost $6,956,013)		7,086,316

Energy — 3.9%
Energy-Alternate Sources — 2.2%
Enviva Partners LP	19,993	534,213
NextEra Energy Partners LP	12,447	535,221
		1,069,434
Pipelines — 1.7%
Crestwood Equity Partners LP	41,100	173,853
Enterprise Products Partners LP	43,000	614,900
		788,753
Total Energy (Cost $3,445,488)		1,858,187

Financial — 20.7%
Diversified Banking Institutions — 4.7%
Bank of America Corp.	28,000	594,440
JPMorgan Chase & Co.	18,500	1,665,555
		2,259,995
Finance-Credit Card — 5.3%
Discover Financial Services	9,500	338,865
Mastercard Inc. Cl A	3,910	944,499
Visa Inc. Cl A	7,600	1,224,512
		2,507,876
Investment Management/Advisory Services — 3.2%
Ameriprise Financial Inc.	3,819	391,371
BlackRock Inc.	1,445	635,757
Raymond James Financial Inc.	7,885	498,332
		1,525,460
Pharmacy Services — 0.7%
Cigna Corp.	1,800	318,924
Property/Casualty Insurance — 6.8%
Berkshire Hathaway Inc. Cl B (a)	13,853	2,532,744
The Progressive Corp.	8,500	627,640
Tiptree Inc.	11,000	57,420
		3,217,804
Total Financial (Cost $9,808,651)		9,830,059

Industrial — 2.8%
Instruments-Scientific — 0.8%
PerkinElmer Inc.	5,115	385,057
Machinery-General Industrial — 1.5%
Wabtec Corp.	15,000	721,950
Tools-Hand Held — 0.5%
Snap-on Inc.	2,040	221,993
Total Industrial (Cost $1,741,770)		1,329,000

Technology — 18.3%
Applications Software — 8.3%
Microsoft Corp.	25,000	3,942,750
Computer Services — 0.5%
MAXIMUS Inc.	4,250	247,350
Computer Software — 0.6%
Akamai Technologies Inc. (a)	3,000	274,470
Computers — 6.0%
Apple Inc.	8,550	2,174,180
Dell Technologies Inc. (a)	17,500	692,125
		2,866,305
Data Processing/Management — 0.1%
ImageWare Systems Inc. (a)	125,000	20,000
Electronic Components-Semiconducters — 1.4%
NVIDIA Corp.	2,485	655,046
Electronic Forms — 1.4%
Adobe Systems Inc. (a)	2,087	664,167
Total Technology (Cost $6,855,345)		8,670,088

Utilities — 1.7%
Electric-Generation — 0.9%
Brookfield Renewable Partners LP f	10,276	436,627
Electric-Integrated — 0.8%
NextEra Energy Inc.	1,500	360,930
Total Utilities (Cost $568,390)		797,557
Total Common Stocks
(Cost $43,335,058)		42,868,033

Real Estate Investment Trusts — 3.8%
Apartments — 1.6%
Independence Realty Trust Inc.	85,000	759,900
Diversified — 2.0%
American Tower Corp.	1,608	350,142
Equinix Inc.	990	618,324
		968,466
Mortgage — 0.2%
Starwood Property Trust Inc.	7,519	77,070
Total Real Estate Investment Trusts
(Cost $1,756,445)		1,805,436

Rights — 0.0%
Consumer, Non-cyclical — 0.0%
Medical Drugs — 0.0%
Bristol-Myers Squibb Co. (a)	3,500	13,300
Total Rights
(Cost $7,455)		13,300

Escrow Shares — 0.0%
Consumer, Cyclical — 0.0%
Airlines — 0.0%
AMR Corp. Escrow (a)*^	218,835	21,884
Total Escrow Shares
(Cost $24,536)		21,884

Escrow Notes — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
CB Trailer Bridge Inc. (Toys R Us) (a)+*^	$66,000	0
Total Escrow Notes
(Cost $65,792)		0
Total Long-Term Investments
(Cost $45,189,286)		44,708,653

Short-Term Investments— 6.0%
Money Market Fund — 6.0%
First American Government Obligations Fund, Cl X, 0.450% (b)	2,831,439	2,831,439
Total Money Market Fund
(Cost $2,831,439)		2,831,439
Total Investments
(Cost $48,020,725) — 100.2%		47,540,092
Liabilities in Excess of Other Assets, Net (0.2)%		(95,005)
Total Net Assets — 100.0%		$47,445,087

SP-ADR	Sponsored American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of March 31, 2020.
f	Foreign issued security.
+	Default security.
*	Indicates an illiquid security. Total market value for illiquid securities is $21,884, representing 0.0% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $21,884, representing 0.0% of net assets and level 3 securities.

Quaker Impact Growth Fund Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 — Quoted prices in active markets for identical securities.

• Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$42,868,033	$-	$-	$42,868,033
Real Estate Investment Trusts	1,805,436	-	-	1,805,436
Rights	13,300	-	-	13,300
Escrow Shares (1)	-	-	21,884	21,884
Escrow Notes (1)	-	-	0	0
Money Market Fund	2,831,439	-	-	2,831,439
Total Investments in Securities	$47,518,208	$-	$21,884	$47,540,092

(1) See the Quaker Impact Growth Fund's Schedule of Investments for industry classifications of the two Escrow securities noted as Level 3.

Level 3 Reconciliation
The following is a reconciliation of the Quaker Impact Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Balance as of
	June 30, 2019	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	March 31, 2020
Escrow Shares	$67,839	$-	$-	$-	$(45,955)	$-	$-	$21,884
Escrow Notes	$0	$-	$-	$-	$-	$-	$-	$0
Total	$67,839	$-	$-	$-	$(45,955)	$-	$-	$21,884
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of March 31, 2020								$(45,955)

The following presents information about significant unobservable inputs related to Level 3 investments at March 31, 2020:

	Fair Value at	Valuation	Unobservable	Input
	March 31, 2020	Technique	Input	Values
Escrow Shares
Airlines	$ 21,884	Market approach	Estimated obligations to other parties	60mm*

Escrow Notes
Retail	$0	Profitability expected return method	Uncertainty of any additional future payout	$0.00**

* An increase in the unobservable input would decrease the valuation and a decrease in the unobservable input would increase the valuation.
** An increase in the unobservable input would increase the valuation and a decrease in the unobservable input would decrease the valuation.